Revenue and Accounts Receivable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Revenue and Accounts Receivable [Abstract]
Schedule of Revenue Streams

The following table disaggregates the revenue included in the condensed consolidated statements of operations and comprehensive loss into its major components:

	Three months ended
	March 31, 2024 (Successor)	March 31, 2023 (Predecessor)
Feasibility studies	$—	$50
Test data sales	—	—
Testing services	—	—
Total revenue	$—	$50

The following table disaggregates the Company’s revenue streams into its major sub-components:

	June 8 – December 31, 2023 (Successor)	January 1 – June 7, 2023 (Predecessor)	January 1 – December 31, 2022 (Predecessor)
Feasibility studies	$—	$175	$125
Test data sales	—	—	150
Testing services	—	—	305
Total revenue	$—	$175	$580

Schedule of Accounts Receivable

Accounts receivable, net consist of the following balances included in the condensed consolidated balance sheets:

	March 31, 2024 (Successor)	December 31, 2023 (Successor)
Accounts receivable, gross	$—	$58
Allowance for credit losses	—	—
Accounts receivable, net	$—	$58

Accounts receivable, net as of December 31, 2023 (Successor) and December 31, 2022 (Predecessor) includes the following balances:

	December 31, 2023 (Successor)	December 31, 2022 (Predecessor)
Accounts receivable, gross	$58	352
Allowance for doubtful accounts	—	—
Accounts receivable, net	$58	$352